SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Information
	Year ended December 31,
	2025	2024	2023
Revenues from external customers	$55,089	$24,268	$20,876
Less:
Cost of revenues	42,184	25,429	32,490
Research and development expenses	56,478	73,817	92,676
Sales and marketing expenses	5,751	7,474	8,777
General and administrative expenses	18,409	19,466	19,535
Financial income, net	(109)	(7,328)	(9,790)
Taxes on income	171	167	642

Segment loss	$67,795	$94,757	$123,454

Other segment disclosures:
Depreciation and amortization expenses	$5,873	$7,786	$9,192
Share-based compensation expenses	$15,954	$19,682	$22,320
Interest income	$3,340	$5,107	$6,227

Assets:
Segment assets	$138,452	$132,049	$219,234
Expenditures for segment assets	$4,250	$4,412	$6,579

Summary of Reportable Segments
	Year ended December 31,
	2025	2024	2023

Europe, Middle East and Africa (*)	$45,155	$20,755	$18,903
North America (**)	7,260	1,188	1,496
Israel	2,591	2,133	83
Asia Pacific	83	192	394

	$55,089	$24,268	$20,876

Summary of Long-Lived Assets Based on Location
	Year ended December 31,
	2025	2024

Israel	$43,503	$45,883
Germany	503	724
Others	936	19

	$44,942	$46,626